INCOME TAXES (Schedule of income tax expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Current:
Federal		$ 10,000
Deferred taxes:
Federal	456,000	(1,841,000)
State	134,000	587,000
Income tax provision	$ 590,000	$ (1,244,000)